Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (19)	$ (391)	$ (57)	$ (782)